Party-in-Interest Transactions (Details) - EBP 032 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,489,888,745
Empower/Empower Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees Paid to Related Parties and Parties-in-Interest	769,649	$ 4,127
Voya/Voya Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees Paid to Related Parties and Parties-in-Interest	0	467,921
State Street
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees Paid to Related Parties and Parties-in-Interest	60,000	74,383
Investment, Identifier [Axis]: Charles Schwab & Co., Inc.: Self-directed Brokerage Investment
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	79,420,336
Investment, Identifier [Axis]: Collective Trusts: Galliard Managed Income Fund D
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	77,550,989
Investment, Identifier [Axis]: Collective Trusts: JPMCB Core Plus Bond
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	36,604,152
Investment, Identifier [Axis]: Collective Trusts: Northern Trust All Country World ex-US Investable Market Index
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	52,662,967
Investment, Identifier [Axis]: Collective Trusts: Northern Trust Extended Equity Market Index
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	18,147,027
Investment, Identifier [Axis]: Collective Trusts: Northern Trust S&P 500 Index
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	260,535,622
Investment, Identifier [Axis]: Collective Trusts: T. Rowe Price Retirement 2010 Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	27,992,855
Investment, Identifier [Axis]: Collective Trusts: T. Rowe Price Retirement 2015 Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	11,701,209
Investment, Identifier [Axis]: Collective Trusts: T. Rowe Price Retirement 2020 Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	39,250,402
Investment, Identifier [Axis]: Collective Trusts: T. Rowe Price Retirement 2025 Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	75,379,335
Investment, Identifier [Axis]: Collective Trusts: T. Rowe Price Retirement 2030 Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	119,740,898
Investment, Identifier [Axis]: Collective Trusts: T. Rowe Price Retirement 2035 Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	124,477,146
Investment, Identifier [Axis]: Collective Trusts: T. Rowe Price Retirement 2040 Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	101,965,561
Investment, Identifier [Axis]: Collective Trusts: T. Rowe Price Retirement 2045 Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	89,304,800
Investment, Identifier [Axis]: Collective Trusts: T. Rowe Price Retirement 2050 Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	79,617,215
Investment, Identifier [Axis]: Collective Trusts: T. Rowe Price Retirement 2055 Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	96,859,899
Investment, Identifier [Axis]: Collective Trusts: T. Rowe Price Retirement 2060 Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	4,462,146
Investment, Identifier [Axis]: Collective Trusts: T. Rowe Price Retirement 2065 Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	864,541
Investment, Identifier [Axis]: Collective Trusts: T. Rowe Price Retirement 2070 Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	565,192
Investment, Identifier [Axis]: Mutual Funds: Artisan International Value Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	38,111,739
Investment, Identifier [Axis]: Mutual Funds: Baird Aggregate Bond Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	47,531,821
Investment, Identifier [Axis]: Mutual Funds: Capital Group American New Perspective Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	28,113,455
Investment, Identifier [Axis]: Mutual Funds: Eaton Vance Atlanta Capital Small/Mid Cap Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	42,485,848
Investment, Identifier [Axis]: Mutual Funds: PIMCO All Asset Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	9,641,669
Investment, Identifier [Axis]: Olin Common Stock Fund and Self-directed Brokerage Investment: Olin Corporation Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	27,282,469	43,277,459
Olin Common Stock Purchases, Amount	11,969,062	6,095,969
Olin Common Stock Sales, Amount	11,498,787	16,327,430
Investment, Identifier [Axis]: Olin Common Stock Fund: Olin Corporation Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	26,901,921	42,871,537
Olin Common Stock Purchases, Amount	5,736,914	5,474,212
Olin Common Stock Sales, Amount	5,348,064	15,756,568
Investment, Identifier [Axis]: Olin Common Stock Fund: Olin Corporation common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	26,901,921
Investment, Identifier [Axis]: Self-directed Brokerage Investment: Olin Corporation Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	380,548	405,922
Olin Common Stock Purchases, Amount	6,232,148	621,757
Olin Common Stock Sales, Amount	$ 6,150,723	$ 570,862